Document and Entity Information	Jun. 20, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 20, 2023
Entity Registrant Name	ROC Energy Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41103
Entity Tax Identification Number	87-2488708
Entity Address, Address Line One	3701 Briarpark Drive
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	832
Local Phone Number	742-8500
Entity Information, Former Legal or Registered Name	ROC Energy Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001884516
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	16400 Dallas Parkway
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248